PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited)
1
Voya High Yield Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 94.4%
Basic Materials : 5.2%
1,925,000
(1)
Arsenal AIC Parent
LLC, 8.000%,
10/01/2030 $ 2,045,141
0.9
1,920,000
(1)
Capstone Copper Corp.,
6.750%,
03/31/2033 1,994,124
0.9
1,220,000  Celanese US Holdings
LLC, 6.750%,
04/15/2033 1,214,703
0.6
2,125,000
(1)
Chemours Co., 8.000%,
01/15/2033 2,059,460
1.0
2,085,000
(1)
Cleveland-Cliffs, Inc.,
7.625%,
01/15/2034 2,180,464
1.0
1,615,000
(1)
Commercial Metals Co.,
6.000%,
12/15/2035 1,656,563
0.8
11,150,455
5.2
Communications : 14.8%
1,170,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 1,050,873
0.5
2,125,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 6.375%,
09/01/2029 2,155,283
1.0
2,090,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 7.375%,
03/01/2031 2,134,136
1.0
2,085,000
(1)
Cipher Compute LLC,
7.125%,
11/15/2030 2,126,143
1.0
2,525,000
(1)
Directv Financing LLC,
8.875%,
02/01/2030 2,557,936
1.2
2,360,000
(1)
Frontier
Communications
Holdings LLC, 8.750%,
05/15/2030 2,466,874
1.1
2,935,000
(1)
Gen Digital, Inc.,
6.250%,
04/01/2033 3,039,019
1.4
1,480,000
(1)
Gray Media, Inc.,
9.625%,
07/15/2032 1,537,015
0.7
1,060,000
(1)
Level 3 Financing, Inc.,
8.500%,
01/15/2036 1,086,858
0.5
2,780,000
(1)
Sirius XM Radio, Inc.,
5.500%,
07/01/2029 2,804,358
1.3
2,075,000
(1)
Snap, Inc., 6.875%,
03/01/2033 2,151,848
1.0
2,490,000
(1)
Versant Media
Group, Inc., 7.250%,
01/30/2031 2,570,313
1.2
3,645,000
(1)
Vmed O2 UK Financing
I PLC, 7.750%,
04/15/2032 3,803,011
1.7
2,460,000
(1)
WULF Compute LLC,
7.750%,
10/15/2030 2,536,281
1.2
32,019,948
14.8
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical : 14.3%
1,545,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
6.125%,
06/15/2029 $ 1,587,753
0.7
1,080,000
(1)
Acushnet Co., 5.625%,
12/01/2033 1,094,835
0.5
2,605,000
(1)
Adient Global
Holdings Ltd., 7.500%,
02/15/2033 2,690,470
1.3
2,120,000
(1)
Advance Auto
Parts, Inc., 7.375%,
08/01/2033 2,129,922
1.0
1,520,000
(1)
Amer Sports Co.,
6.750%,
02/16/2031 1,592,268
0.7
1,885,000
(1)
American Axle &
Manufacturing, Inc.,
7.750%,
10/15/2033 1,921,076
0.9
1,310,000  Bath & Body Works,
Inc., 6.875%,
11/01/2035 1,326,648
0.6
2,800,000
(1)
Caesars Entertainment,
Inc., 6.000%,
10/15/2032 2,724,985
1.3
1,065,000
(1)
Carnival Corp., 5.750%,
08/01/2032 1,094,321
0.5
2,160,000
(1)
Clarios Global L.P. /
Clarios US Finance Co.,
6.750%,
09/15/2032 2,241,189
1.0
1,490,000
(1)
Garrett Motion Holdings,
Inc. / Garrett LX I Sarl,
7.750%,
05/31/2032 1,584,717
0.7
1,880,000  Goodyear Tire &
Rubber Co., 6.625%,
07/15/2030 1,926,586
0.9
1,960,000
(1)
Light & Wonder
International, Inc.,
7.500%,
09/01/2031 2,048,749
1.0
2,605,000
(1)
NCL Corp. Ltd.,
6.750%,
02/01/2032 2,668,920
1.2
2,105,000
(1)
Newell Brands, Inc.,
8.500%,
06/01/2028 2,209,930
1.0
2,020,000
(1)
Tenneco, Inc., 8.000%,
11/17/2028 2,027,837
1.0
30,870,206
14.3
Consumer, Non-cyclical : 14.7%
2,695,000
(1)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 8.000%,
02/15/2031 2,771,639
1.3
1,940,000
(1)
Concentra Escrow
Issuer Corp., 6.875%,
07/15/2032 2,031,285
1.0
2,520,000
(1)
DaVita, Inc., 6.750%,
07/15/2033 2,614,936
1.2
1,855,000
(1)
EquipmentShare.
com, Inc., 8.625%,
05/15/2032 1,961,703
0.9
2,085,000
(1)
Genmab A/S/Genmab
Finance LLC, 7.250%,
12/15/2033 2,191,860
1.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,530,000
(1)
Global Medical
Response, Inc.,
7.375%,
10/01/2032 $ 1,593,310
0.7
2,460,000
(1)
Herc Holdings, Inc.,
7.250%,
06/15/2033 2,609,996
1.2
1,890,000
(1)
Insulet Corp., 6.500%,
04/01/2033 1,977,350
0.9
1,615,000
(1)
Medline Borrower L.P.,
5.250%,
10/01/2029 1,624,684
0.8
2,515,000
(1)
Performance Food
Group, Inc., 6.125%,
09/15/2032 2,595,877
1.2
2,605,000
(1)
Post Holdings, Inc.,
6.375%,
03/01/2033 2,633,603
1.2
2,155,000
(1)
Shift4 Payments LLC
/ Shift4 Payments
Finance Sub, Inc.,
6.750%,
08/15/2032 2,226,303
1.0
2,130,000
(1)
Tenet Healthcare Corp.,
6.000%,
11/15/2033 2,194,366
1.0
2,600,000
(1)
Williams Scotsman,
Inc., 6.625%,
04/15/2030 2,696,470
1.3
31,723,382
14.7
Energy : 7.9%
2,030,000
(1)
CITGO Petroleum
Corp., 8.375%,
01/15/2029 2,118,415
1.0
1,970,000
(1)
Civitas Resources, Inc.,
8.750%,
07/01/2031 2,046,143
0.9
2,420,000
(1)
CNX Resources Corp.,
7.375%,
01/15/2031 2,515,036
1.2
2,005,000
(1)
Northern Oil and
Gas, Inc., 8.750%,
06/15/2031 2,026,744
0.9
1,595,000
(1)
Permian Resources
Operating LLC, 6.250%,
02/01/2033 1,636,886
0.8
1,365,000
(1)
SM Energy Co.,
7.000%,
08/01/2032 1,342,749
0.6
1,885,000
(1)
Sunoco L.P., 6.250%,
07/01/2033 1,931,809
0.9
2,108,810
(1)
Transocean Titan
Financing Ltd., 8.375%,
02/01/2028 2,155,176
1.0
1,290,000
(1)
Venture Global
Plaquemines LNG LLC,
6.750%,
01/15/2036 1,321,941
0.6
17,094,899
7.9
Financial : 11.6%
1,545,000
(1)
Asurion LLC and
Asurion Co-Issuer, Inc.,
8.000%,
12/31/2032 1,603,906
0.7
4,180,000
(1)
Iron Mountain, Inc.,
6.250%,
01/15/2033 4,217,690
1.9
2,920,000  Navient Corp., 7.875%,
06/15/2032 3,058,528
1.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
4,725,000  OneMain Finance
Corp., 7.125%,
09/15/2032 $ 4,914,805
2.3
2,875,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 2,981,024
1.4
1,970,000
(1)
PennyMac Financial
Services, Inc., 6.875%,
02/15/2033 2,057,966
1.0
605,000
(1)
PennyMac Financial
Services, Inc., 7.875%,
12/15/2029 644,133
0.3
2,390,000
(1)
PRA Group, Inc.,
8.375%,
02/01/2028 2,450,971
1.1
3,055,000
(1)
Rocket Cos., Inc.,
6.375%,
08/01/2033 3,189,020
1.5
25,118,043
11.6
Industrial : 18.7%
1,285,000
(1)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 1,330,431
0.6
2,160,000
(1)
AmeriTex HoldCo
Intermediate LLC,
7.625%,
08/15/2033 2,280,483
1.0
2,615,000
(1)
Axon Enterprise, Inc.,
6.250%,
03/15/2033 2,731,347
1.3
3,100,000
(1)
Bombardier, Inc.,
6.750%,
06/15/2033 3,280,532
1.5
2,440,000
(1)
Builders FirstSource,
Inc., 6.375%,
06/15/2032 2,529,988
1.2
1,990,000
(1)
Chart Industries, Inc.,
7.500%,
01/01/2030 2,076,556
1.0
2,890,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 7.875%,
12/01/2030 3,084,075
1.4
1,990,000
(1)
GFL Environmental,
Inc., 6.750%,
01/15/2031 2,090,340
1.0
2,245,000
(1)
Mauser Packaging
Solutions Holding Co.,
7.875%,
04/15/2030 2,229,364
1.0
1,500,000
(1)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 1,533,040
0.7
3,015,000
(1)
Quikrete Holdings, Inc.,
6.750%,
03/01/2033 3,150,618
1.5
1,955,000
(1)
Stonepeak Nile
Parent LLC, 7.250%,
03/15/2032 2,071,295
1.0
1,980,000
(1)
TransDigm, Inc.,
6.375%,
05/31/2033 2,033,078
0.9
3,015,000
(1)
TransDigm, Inc.,
6.750%,
01/31/2034 3,142,592
1.4
2,020,000
(1)
Waste Pro USA, Inc.,
7.000%,
02/01/2033 2,084,268
1.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
2,080,000
(1)
WESCO Distribution,
Inc., 6.375%,
03/15/2033 $ 2,172,995
1.0
2,390,000
(1)
XPO, Inc., 7.125%,
06/01/2031 2,501,756
1.2
40,322,758
18.7
Technology : 4.5%
1,540,000
(1)
CACI International, Inc.,
6.375%,
06/15/2033 1,595,330
0.7
1,645,000
(1)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 1,667,615
0.8
2,845,000
(1)
McAfee Corp., 7.375%,
02/15/2030 2,484,091
1.1
2,445,000
(1)
Seagate Data Storage
Technology Pte Ltd.,
8.500%,
07/15/2031 2,601,265
1.2
1,420,000
(1)
UKG, Inc., 6.875%,
02/01/2031 1,460,886
0.7
9,809,187
4.5
Utilities : 2.7%
3,025,000
(1)
NRG Energy, Inc.,
6.250%,
11/01/2034 3,109,564
1.4
2,620,000
(1)
Talen Energy Supply
LLC, 6.500%,
02/01/2036 2,710,952
1.3
5,820,516
2.7
Total Corporate Bonds/
Notes
(Cost $201,548,352)
203,929,394
94.4
Total Long-Term
Investments
(Cost $201,548,352)
203,929,394
94.4
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 4.2%
Mutual Funds : 4.2%
9,151,079
(2)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.650%
(Cost $9,151,079) $ 9,151,079 4.2
Total Short-Term
Investments
(Cost $9,151,079)
9,151,079
4.2
Total Investments in
Securities
(Cost $210,699,431) $ 213,080,473 98.6
Assets in Excess of
Other Liabilities
3,046,835 1.4
Net Assets $ 216,127,308 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Rate shown is the 7-day yield as of December 31, 2025.

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya High Yield Bond Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 203,929,394 $ — $ 203,929,394
Short-Term Investments 9,151,079 — — 9,151,079
Total Investments, at fair value $ 9,151,079 $ 203,929,394 $ — $ 213,080,473
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 2,810,791
Gross Unrealized Depreciation (429,749)
Net Unrealized Appreciation $ 2,381,042